Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($) Customer shares	Sep. 30, 2021 USD ($) Customer	Sep. 30, 2020 USD ($) Customer	Sep. 30, 2020 USD ($) Customer	Sep. 30, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer shares	Dec. 31, 2019 USD ($) Customer shares
Summary Of Significant Accounting Policies [Line Items]
Depreciation and amortization		$ 2,105	$ 35,812	$ 36,756	$ 97,815	$ 106,493	$ 135,057	$ 25,953
Gain (loss) on foreign currency exchange rates		$ 82			$ 38	281	31	110
Outstanding checks in excess of funds on deposits	$ 0						0	0
Impairment on carrying values of long-lived assets							$ 0	$ 0
Income Tax Examination, Description	The Company is no longer subject to U.S. federal examinations by tax authorities for years before 2012, and state, local, and non-U.S. income tax examinations by tax authorities before 2004.						a tax position must be more likely than not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest benefit that has a greater than 50% likelihood of being realized upon settlement.
Goodwill [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill impairment						$ 0	$ 0
Share-based Payment Arrangement [Member] | Successor Plan
Summary Of Significant Accounting Policies [Line Items]
Share based payment arrangement, Number of shares available for grant | shares	8,400,000						8,400,000
Share based compensation by share based arrangement options cumulatively called for | shares	0						0
Share based compensation by share based arrangement options granted during the period | shares		0						0
No Customers [Member] | Customer Concentration Risk | Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%	10.00%			10.00%	10.00%	10.00%
Concentration risk, number of customers | Customer		0	0			0		0
No Customers [Member] | Customer Concentration Risk | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Concentration risk, number of customers | Customer		0	0	0	0	0	0	0
One Customer [Member] | Customer Concentration Risk | Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage				12.00%	11.00%		12.00%
Concentration risk, number of customers | Customer				1	1		1
Selling, General and Administrative Expenses | Predecessor Period [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expenses		$ 100						$ 1,800
Selling, General and Administrative Expenses | Successor Period [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expenses							$ 600
Software acquired by business combination [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life							5 years
Other Comprehensive Income (Loss)
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on foreign currency exchange rates		0	$ (3,100)	$ 7,000	$ (1,200)	$ (1,600)	$ 2,500	(300)
Operations and Comprehensive Income (Loss)
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) on foreign currency exchange rates		100	$ 200	$ 500	$ (400)	$ (100)	$ (300)	300
Minimum | Leasehold improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life							1 year
Minimum | Data Processing Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life							3 years
Minimum | Furniture and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life							3 years
Maximum | Leasehold improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life							15 years
Maximum | Data Processing Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life							10 years
Maximum | Furniture and equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful life							10 years
Customer Lists
Summary Of Significant Accounting Policies [Line Items]
Useful life			14 years	14 years	14 years	14 years	14 years
Depreciation and amortization		$ 800	$ 16,400	$ 17,800	$ 47,400	$ 49,100	$ 65,200	$ 11,100
Amortization Period		13 years 3 months 18 days
Customer Lists | Minimum
Summary Of Significant Accounting Policies [Line Items]
Useful life		7 years						7 years
Customer Lists | Maximum
Summary Of Significant Accounting Policies [Line Items]
Useful life		14 years						14 years
Trade Name [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life			20 years	20 years	20 years	20 years	20 years
Depreciation and amortization		$ 0	$ 2,000	$ 2,000	$ 5,400	$ 6,000	$ 7,500	$ 0
Trade Name [Member] | Customer Lists
Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets						$ 0	$ 0	$ 0